Trade and Other Receivables (Notes)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and Other Receivables

As at Dec. 31	2019	2018
Trade accounts receivable	399	597
Promissory note receivable(1)	—	25
Collateral paid (Note 15)	42	105
Current portion of finance lease receivables (Note 8)	15	24
Income taxes receivables	6	5
Trade and other receivables	462	756
(1) The promissory note receivable relates to funding provided for the Antrim wind project in 2018. Refer to Note 4(J) for further details.